SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other:
Nontrade Receivables, Current	$ 234	$ 165
Government of Israel [Member]
Other:
Nontrade Receivables, Current	0	19
Employees [Member]
Other:
Nontrade Receivables, Current	11	28
Sundry [Member]
Other:
Nontrade Receivables, Current	$ 223	$ 118